EARNINGS PER SHARE - Discontinued operations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
(Loss) / profit for the period attributable to the owners of the parent	$ 0	$ (2,835)	$ (818)
Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions) (in shares)	1,770	1,756	1,753
Denominator for diluted earnings per share (in millions) (in shares)	1,811	1,782	1,761
Basic gain (loss) from discontinued operations per share (in USD per share)	$ 0.00	$ (1.61)	$ (0.46)
Diluted (loss) / earnings per share (in USD per share)	$ 0.00	$ (1.61)	$ (0.46)